Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Cameco Corporation [Member]
Total	$ 68,980,000	$ 182,820,000	$ 9,160,000	$ 260,960,000
Key Lake [Member]
Total	1,200,000		4,430,000	5,630,000
McArthur River [Member]
Total	2,620,000		2,250,000	4,870,000
Cigar Lake [Member]
Total	5,010,000		2,300,000	7,310,000
Rabbit Lake [Member]
Total	340,000		1,950,000	2,290,000
Exploration [Member]
Total			160,000	160,000
Crow Butte Resources [Member]
Total	90,000		1,110,000	1,200,000
Power Resources Inc [Member]
Total	$ 810,000	$ 100,000	1,350,000	2,260,000
Cameco Australia [Member]
Total			$ 300,000	$ 300,000